UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund Schedule of Investments November 30, 2006
	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

Commercial Paper (24.4%)

Bank Holding Company (0.3%)
HSBC USA, Inc.	5.321%	2/6/2007	9,500	9,407
State Street Corp.	5.306%	1/26/2007	50,000	49,593

				59,000

Finance—Auto (0.6%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.340%	12/4/2006	30,000	29,987
DaimlerChrysler Rev. Auto Conduit LLC 1	5.342%	12/8/2006	28,000	27,971
DaimlerChrysler Rev. Auto Conduit LLC 1	5.319%	2/14/2007	8,000	7,913
DaimlerChrysler Rev. Auto Conduit LLC 2	5.315%	12/15/2006	31,291	31,227
DaimlerChrysler Rev. Auto Conduit LLC 2	5.330%	1/8/2007	10,460	10,402

				107,500

Finance—Other (15.1%)
2 CRC Funding, LLC	5.299%	12/7/2006	50,000	49,956
2 CRC Funding, LLC	5.336%	12/15/2006	14,500	14,470
2 Cafco, LLC	5.298%	12/8/2006	89,800	89,708
2 Cafco, LLC	5.298%	12/14/2006	39,300	39,225
2 Cafco, LLC	5.336%	12/15/2006	34,000	33,930
2 Cafco, LLC	5.319%	2/6/2007	30,000	29,707
2 Ciesco LLC	5.298%	12/7/2006	25,000	24,978
2 Ciesco LLC	5.300%	12/8/2006	50,000	49,949
2 Ciesco LLC	5.301%	12/12/2006	50,000	49,920
2 Ciesco LLC	5.298%	12/15/2006	90,000	89,816
General Electric Capital Corp.	5.299%	1/29/2007	350,000	346,989
General Electric Capital Corp.	5.310%	2/16/2007	125,000	123,599
General Electric Capital Corp.	5.310%	2/20/2007	125,000	123,526
2 GovCo Inc.	5.341%	12/5/2006	18,000	17,989
2 GovCo Inc.	5.321%	2/26/2007	30,000	29,619
2 Liberty Street Funding Corp.	5.299%	12/1/2006	15,000	15,000
2 Liberty Street Funding Corp.	5.296%	12/4/2006	62,000	61,973
2 Liberty Street Funding Corp.	5.296%	12/11/2006	40,000	39,942
2 Liberty Street Funding Corp.	5.302%	12/13/2006	50,000	49,912
2 Liberty Street Funding Corp.	5.298%	12/14/2006	30,000	29,943
2 Liberty Street Funding Corp.	5.298%	12/15/2006	31,000	30,937
2 Liberty Street Funding Corp.	5.296%	12/21/2006	70,000	69,795
2 Liberty Street Funding Corp.	5.318%	1/18/2007	7,000	6,951
2 Old Line Funding, LLC	5.296%-5.297%	12/5/2006	104,029	103,968
2 Old Line Funding, LLC	5.292%-5.299%	12/7/2006	23,326	23,306
2 Old Line Funding, LLC	5.289%	12/11/2006	18,000	17,974
2 Old Line Funding, LLC	5.291%	12/12/2006	14,000	13,978
2 Old Line Funding, LLC	5.288%	12/13/2006	9,000	8,984
2 Old Line Funding, LLC	5.298%-5.312%	12/14/2006	55,255	55,150
2 Old Line Funding, LLC	5.299%-5.301%	12/15/2006	26,000	25,947
2 Old Line Funding, LLC	5.290%	12/19/2006	35,108	35,016
2 Old Line Funding, LLC	5.289%-5.293%	12/28/2006	69,478	69,204
2 Old Line Funding, LLC	5.309%	1/18/2007	15,197	15,090
2 Old Line Funding, LLC	5.309%	1/22/2007	16,000	15,878
2 Old Line Funding, LLC	5.314%	1/26/2007	10,583	10,496
2 Park Avenue Receivable Co., LLC	5.286%-5.303%	12/11/2006	41,165	41,105
2 Park Avenue Receivable Co., LLC	5.303%	12/14/2006	72,590	72,452
2 Park Avenue Receivable Co., LLC	5.292%	12/15/2006	48,599	48,499
2 Park Avenue Receivable Co., LLC	5.309%	1/18/2007	9,987	9,917
2 Variable Funding Capital Co., LLC	5.296%	12/4/2006	15,000	14,993
2 Windmill Funding Corp.	5.289%	12/7/2006	20,000	19,982
2 Windmill Funding Corp.	5.282%	12/12/2006	28,000	27,955
2 Windmill Funding Corp.	5.285%	12/13/2006	89,100	88,944
2 Windmill Funding Corp.	5.289%-5.292%	12/14/2006	96,000	95,818
2 Windmill Funding Corp.	5.293%	12/15/2006	18,400	18,362
2 Windmill Funding Corp.	5.295%	12/18/2006	80,000	79,801
2 Windmill Funding Corp.	5.309%	1/18/2007	14,000	13,902
2 Windmill Funding Corp.	5.321%	2/16/2007	31,403	31,050
2 Yorktown Capital LLC	5.298%	12/4/2006	60,969	60,942
2 Yorktown Capital LLC	5.287%-5.289%	12/7/2006	46,139	46,099
2 Yorktown Capital LLC	5.289%	12/11/2006	48,999	48,927
2 Yorktown Capital LLC	5.288%-5.296%	12/12/2006	115,000	114,815
2 Yorktown Capital LLC	5.289%	12/15/2006	35,000	34,928

				2,681,316

Foreign Banks (6.0%)
ANZ (Delaware) Inc.	5.331%	12/7/2006	25,000	24,978
CBA (Delaware) Finance Inc.	5.278%	12/8/2006	55,000	54,944
CBA (Delaware) Finance Inc.	5.284%-5.298%	12/18/2006	106,202	105,938
CBA (Delaware) Finance Inc.	5.303%	1/16/2007	67,500	67,047
CBA (Delaware) Finance Inc.	5.298%	1/29/2007	75,000	74,355
CBA (Delaware) Finance Inc.	5.311%	2/2/2007	9,500	9,413
Dexia Delaware LLC	5.311%	2/20/2007	55,000	54,352
HBOS Treasury Services PLC	5.311%	12/27/2006	80,000	79,697
Nordea North America Inc.	5.331%	12/7/2006	34,500	34,470
Santander Central Hispano Finance (Delaware) Inc.	5.320%	2/5/2007	30,000	29,711
Santander Central Hispano Finance (Delaware) Inc.	5.319%	2/6/2007	60,000	59,414
Santander Central Hispano Finance (Delaware) Inc.	5.321%	2/16/2007	114,000	112,720
2 Westpac Banking Corp.	5.333%	12/11/2006	25,000	24,964
2 Westpac Banking Corp.	5.310%	1/17/2007	86,400	85,808
2 Westpac Banking Corp.	5.318%-5.325%	2/5/2007	261,800	259,282

				1,077,093

Foreign Finance Other (1.0%)
2 IXIS Commercial Paper Corp.	5.282%	12/6/2006	100,000	99,927
2 IXIS Commercial Paper Corp.	5.295%	12/11/2006	14,100	14,079
2 IXIS Commercial Paper Corp.	5.291%	12/27/2006	20,000	19,924
2 IXIS Commercial Paper Corp.	5.289%	12/28/2006	20,000	19,921
Oesterreichische Kontrollbank AG	5.297%	1/30/2007	18,000	17,843

				171,694

Industrial (1.3%)
2 Procter & Gamble International Funding SCA	5.270%	12/12/2006	141,000	140,774
2 Procter & Gamble International Funding SCA	5.277%	12/15/2006	19,000	18,961
2 Procter & Gamble International Funding SCA	5.282%-5.284%	12/18/2006	40,000	39,901
2 Wal-Mart Stores, Inc.	5.247%	12/12/2006	30,000	29,952

				229,588

Total Commercial Paper
(Cost $4,326,191)				4,326,191

Certificates of Deposit (16.3%)

Certificates of Deposit—U.S. Banks (0.1%)
Branch Banking & Trust Co.	5.275%	12/28/2006	25,000	25,000

Yankee Certificates of Deposit—U.S. Branches (16.2%)
BNP Paribas (New York Branch)	5.365%	12/12/2006	105,000	104,999
BNP Paribas (New York Branch)	5.340%	12/19/2006	190,000	190,000
BNP Paribas (New York Branch)	5.320%	2/12/2007	100,000	100,000
Bank of Montreal (Chicago Branch)	5.280%	12/4/2006	300,000	300,000
Bank of Montreal (Chicago Branch)	5.280%	12/6/2006	200,000	200,000
Barclays Bank PLC (New York Branch)	5.300%	12/18/2006	165,127	165,127
Barclays Bank PLC (New York Branch)	5.320%	2/8/2007	100,000	100,000
Barclays Bank PLC (New York Branch)	5.330%	2/14/2007	150,000	150,000
Calyon (New York Branch)	4.765%	1/24/2007	20,500	20,477
Calyon (New York Branch)	5.310%	3/1/2007	100,000	100,000
Deutsche Bank AG (New York Branch)	5.280%	12/4/2006	310,000	310,000
Dexia Credit Local S.A. (New York Branch)	5.300%	1/16/2007	100,000	100,000
Fortis Bank NV-SA (New York Branch)	5.280%	12/4/2006	150,000	150,000
HSH Nordbank AG (New York Branch)	5.310%	1/29/2007	200,000	200,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.310%	12/14/2006	178,000	178,000
Royal Bank of Canada (New York Branch)	5.300%	1/29/2007	100,000	100,000
Svenska Handelsbanken, AB (New York Branch)	5.285%	12/7/2006	200,000	200,000
UBS AG (Stamford Branch)	5.300%	1/16/2007	200,000	200,000

				2,868,603

Total Certificates of Deposit
(Cost $2,893,603)				2,893,603

Eurodollar Certificates of Deposit (12.6%)

ABN-AMRO Bank NV	5.300%	1/22/2007	77,000	77,000
Banco Santander Central Hispano SA	5.322%	2/20/2007	55,000	55,000
Deutsche Bank AG	4.860%	1/30/2007	75,000	74,918
HBOS Treasury Services PLC	5.340%	12/7/2006	275,000	275,000
HBOS Treasury Services PLC	5.350%	12/18/2006	120,000	120,000
HBOS Treasury Services PLC	5.330%	2/5/2007	185,000	185,000
ING Bank N.V	5.350%	12/1/2006	130,000	130,000
ING Bank N.V	5.320%	2/2/2007	350,000	350,000
ING Bank N.V	5.320%	2/5/2007	60,000	60,000
Landesbank Hessen-Thueringen	5.340%	12/22/2006	330,000	330,000
Lloyds TSB Bank PLC	5.300%	1/29/2007	300,000	300,000
Lloyds TSB Bank PLC	5.310%	2/1/2007	283,000	283,000

Total Eurodollar Certificates of Deposit
(Cost $2,239,918)				2,239,918

Other Notes(2.0%)

Bank of America, N.A	5.320%	2/5/2007	150,000	150,000
Bank of America, N.A	5.320%	2/20/2007	200,000	200,000

Total Other Notes
(Cost $350,000)				350,000

Repurchase Agreements (44.9%)

BNP Paribas Securities Corp.(Dated 11/30/2006, Repurchase Value $512,076,000, collateralized by Federal Home Loan Bank 3.875%, 6/8/2007, Federal Home Loan Mortgage Corp. 3.625%-5.125%, 2/15/2008-7/15/2012, Federal National Mortgage Assn.3.875%-6.625%, 12/3/2007-11/15/2030, and Federal National Mortgage Assn. Discount Note,12/8/2006)	5.310%	12/1/2006	512,000	512,000

Bank of America Securities, LLC (Dated 11/30/2006, Repurchase Value $1,068,157,000, collateralized by Federal Farm Credit Bank 3.000%-5.480%, 7/30/2007-4/12/2035, Federal Farm Credit Bank Discount Note, 12/5/2006-7/31/2007, Federal Home Loan Bank 2.625%-7.375%, 12/15/2006-7/15/2036,Federal Home Loan Bank Discount Note,12/1/2006-7/11/2007, Federal Home Loan Mortgage Corp.0.000%-7.000%, 1/15/2012-7/15/2032, Federal Home Loan Mortgage Corp.Discount Note, 8/3/2007-9/7/2007, Federal National Mortgage Assn. 0.000%-5.920%, 4/8/2007-1/15/2024,	5.300%	12/1/2006	1,068,000	1,068,000
and Federal National Mortgage Assn. Discount Note, 8/17/2007)

Barclays Capital Inc. (Dated 11/30/2006, Repurchase Value $1,650,243,000,collateralized by Federal Farm Credit Bank 3.375%-5.500%,7/30/2007-4/12/2032, Federal Farm Credit Bank Discount Note,3/7/2007-5/29/2007, Federal Home Loan Bank 2.750%-7.375%, 12/15/2006-7/15/2036, Federal Home Loan Bank Discount Note, 12/6/2006-5/18/2007, Federal Home Loan Mortgage Corp. 3.5000%-6.750%,3/15/2007-7/15/2032, Federal Home Loan Mortgage Corp. Discount Note, 12/19/2006-5/31/2007,Federal National Mortgage Assn. 0.000%-7.250%, 8/3/2007-11/15/2030, and Federal National Mortgage Assn. Discount Note,12/18/2006-5/30/2007)	5.300%	12/1/2006	1,650,000	1,650,000

Citigroup Global Markets, Inc.(Dated 11/30/2006, Repurchase Value $525,077,000,collateralized by Federal Home Loan Bank 4.625%-6.500%, 2/8/2008-10/13/2011, Federal Home Loan Bank Discount Note,12/15/2006-1/19/2007, Federal Home Loan Mortgage Corp. 3.375%, 4/15/2009, Federal HomeLoan Mortgage Corp. Discount Note, 4/18/2007, Federal National Mortgage Assn. 5.125%-7.250%, 8/15/2009-5/15/2030, and Federal National Mortgage Assn. Discount Note, 12/13/2006-2/15/2007)	5.300%	12/1/2006	525,000	525,000

Credit Suisse Securities (USA), LLC (Dated 11/30/2006, Repurchase Value $392,058,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%-5.750%, 8/17/2007-1/15/2012 and Federal National Mortgage Assn. 7.250%,1/15/2010)	5.310%	12/1/2006	392,000	392,000

Credit Suisse Securities (USA), LLC (Dated 11/30/2006, Repurchase Value $578,085,000, collateralized by Federal Home Loan Bank 5.375%, 5/18/2016, Federal Home Loan Mortgage Corp. 4.375%-6.750%, 4/15/2008-3/15/2031, and Federal National Mortgage Assn. 3.250%-6.000%, 2/15/2009-5/15/2011)	5.300%	12/1/2006	578,000	578,000

Deutsche Bank Securities, Inc. (Dated 11/30/2006, Repurchase Value $1,070,337,000, collateralized by Federal Farm Credit Bank 2.625%-6.750%, 12/19/2006-4/21/2008, Federal Home Loan Bank 2.625%-7.625%,12/29/2006-8/15/2016, Federal Home Loan Bank Discount Note, 12/1/2006-1/19/2007, Federal Home Loan Mortgage Corp. 2.375%-7.100%, 2/15/2007-7/15/2032, Federal Home Loan Mortgage Corp. Discount Note, 12/5/2006-11/13/2007, Federal National Mortgage Assn. 2.500%-7.125%, 1/15/2007-1/15/2030, and Federal National Mortgage Assn. Discount Note, 12/12/2006-6/28/2007,	5.300%	12/1/2006	1,070,179	1,070,179

Deutsche Bank Securities, Inc. (Dated 11/30/2006, Repurchase Value $268,818,000, collateralized by Federal Farm Credit Bank 2.625%-6.750%, 12/19/2006-4/21/2008, Federal Home Loan Bank 2.625%-7.625%,12/29/2006-8/15/2016, Federal Home Loan Bank Discount Note, 12/1/2006-1/19/2007, Federal Home Loan Mortgage Corp. 2.375%-7.100%, 2/15/2007-7/15/2032, Federal Home Loan Mortgage Corp. Discount Note, 12/5/2006-11/13/2007, Federal National Mortgage Assn. 2.500%-7.125%, 1/15/2007-1/15/2030, and Federal National Mortgage Assn. Discount Note, 12/12/2006-6/28/2007,	5.310%	12/1/2006	268,778	268,778

JPMorgan Securities Inc. (Dated 11/30/2006, Repurchase Value $271,040,000, collateralized by U. S. Treasury Inflation-Indexed Bond 2.375%, 1/15/2025, and U.S. Treasury Note 4.875%, 4/30/2011)	5.280%	12/1/2006	271,000	271,000

UBS Securities LLC (Dated 11/30/2006, Repurchase Value $1,607,237,000, collateralized by Federal Home Loan Mortgage Corp. 3.625%-6.625%, 2/15/2008-4/18/2016 and Federal National Mortgage Assn. 2.500%-7.250%, 11/15/2007-10/15/2014)	5.310%	12/1/2006	1,607,000	1,607,000

Total Repurchase Agreements
(Cost $7,941,957)				7,941,957

Total Investments (100.2%)
(Cost $17,751,669)				17,751,669

Other Assets and Liabilities—Net (-0.2%)				(43,861)

Net Assets (100%)				17,707,808

Investment Securities: Securities are valued at amortized cost, which approximates market value.

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (101.1%)

Alabama (2.5%)
Homewood Alabama Educ. Building Auth. Rev. (Samford Univ.) VRDO	3.600%	12/1/2006 (2)	11,135	11,135
1 Mobile AL Water & Sewer Comm. TOB VRDO	3.510%	12/7/2006 (1)	10,200	10,200
Univ. of Alabama General Rev. VRDO	3.500%	12/7/2006 (1)	6,435	6,435

				27,770

Alaska (1.5%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.650%	12/1/2006	8,000	8,000
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.650%	12/1/2006	8,170	8,170

				16,170

Arizona (5.2%)
1 Arizona Transp. Board Highway Rev. TOB VRDO	3.520%	12/7/2006	23,210	23,210
1 Arizona Transp. Board Highway Rev. TOB VRDO	3.520%	12/7/2006	10,670	10,670
Phoenix AZ Civic Improvement Corp. Wastewater System Rev. VRDO	3.500%	12/7/2006 (1)	12,450	12,450
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	3.520%	12/7/2006 (1)	3,300	3,300
Tempe AZ Transit Excise Tax Rev. VRDO	3.500%	12/7/2006	8,000	8,000

				57,630

Colorado (4.4%)
Colorado General Fund TRAN	4.500%	6/27/2007	10,000	10,040
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System
Inc.) VRDO	3.530%	12/7/2006	12,080	12,080
1 Denver CO City & County Airport Rev. TOB VRDO	3.520%	12/7/2006 (3)	6,000	6,000
1 Denver CO City & County Airport Rev. TOB VRDO	3.520%	12/7/2006 (3)	9,500	9,500
1 El Paso TX TOB VRDO	3.520%	12/7/2006 (1)	11,240	11,240

				48,860

Connecticut (0.4%)
1 Connecticut GO TOB VRDO	3.510%	12/7/2006 (1)	4,180	4,180

District of Columbia (0.6%)
1 District of Columbia GO TOB VRDO	3.520%	12/7/2006 (2)	6,120	6,120

Florida (3.0%)
1 Broward County FL School Board COP TOB VRDO	3.520%	12/7/2006 (4)	9,295	9,295
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.600%	12/1/2006 LOC	2,200	2,200
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	3.650%	12/1/2006 LOC	5,330	5,330
1 Orange County FL School Board COP TOB VRDO	3.520%	12/7/2006 (3)	9,275	9,275
1 Orange County FL School Board TOB VRDO	3.520%	12/7/2006 (3)	5,330	5,330
Palm Beach County FL School Board COP VRDO	3.470%	12/7/2006 (2)	1,065	1,065
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.750%	12/1/2006 (2)	1,200	1,200

				33,695

Georgia (1.1%)
1 Georgia GO TOB VRDO	3.520%	12/7/2006	2,150	2,150
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.450%	12/7/2006	9,925	9,925

				12,075

Illinois (4.9%)
1 Chicago IL Water Rev. TOB VRDO	3.520%	12/7/2006 (2)	10,555	10,555
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.630%	12/7/2006 LOC	4,700	4,700
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.480%	12/7/2006	9,800	9,800
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp.
& Health Systems) VRDO	3.650%	12/1/2006 (1)	17,230	17,230
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.510%	12/7/2006 (1)	6,470	6,470
Schaumburg IL GO VRDO	3.490%	12/7/2006	85	85
1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.520%	12/7/2006 (1)	5,210	5,210

				54,050

Indiana (0.9%)
1 Indiana Muni. Power Agency Rev. TOB VRDO	3.520%	12/7/2006 (2)	7,000	7,000
Indianapolis IN Local Public Improvement Rev	4.500%	1/4/2007	2,650	2,652

				9,652

Kentucky (1.8%)
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.660%	12/1/2006	20,100	20,100

Massachusetts (4.6%)
Massachusetts GO VRDO	3.650%	12/1/2006	3,900	3,900
Massachusetts GO VRDO	3.730%	12/1/2006	20,855	20,855
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)
TOB VRDO	3.510%	12/7/2006 (Prere.)	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare
System) VRDO	3.460%	12/7/2006	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare
System) VRDO	3.470%	12/7/2006	4,700	4,700
Massachusetts Housing Finance Agency Housing Rev. VRDO	3.450%	12/7/2006	2,940	2,940
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev.
TOB VRDO	3.520%	12/7/2006 (4)	7,615	7,615
Massachusetts Water Resources Auth. Rev. VRDO	3.600%	12/1/2006 LOC	400	400
Massachusetts Water Resources Auth. Rev. VRDO	3.730%	12/1/2006 LOC	3,200	3,200

				51,610

Michigan (4.1%)
1 Detroit MI City School Dist. TOB VRDO	3.520%	12/7/2006 (4)	5,565	5,565
1 Detroit MI Water Supply System TOB VRDO	3.520%	12/7/2006 (4)	17,000	17,000
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.570%	12/1/2006	8,060	8,060
Univ. of Michigan Univ. Rev. VRDO	3.470%	12/7/2006	15,365	15,365

				45,990

Mississippi (1.2%)
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.480%	12/7/2006 (3)	4,635	4,635
Mississippi GO VRDO	3.450%	12/7/2006	9,215	9,215

				13,850

Missouri (2.6%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink Extension) VRDO	3.500%	12/7/2006 (4)	15,000	15,000
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	3.650%	12/1/2006	6,600	6,600
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.650%	12/1/2006	7,560	7,560

				29,160

Nevada (0.4%)
1 Clark County NV School Dist. GO TOB VRDO	3.520%	12/7/2006 (4)	4,645	4,645

New Jersey (2.0%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.610%	12/1/2006 LOC	12,700	12,700
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.600%	12/1/2006 LOC	10,000	10,000

				22,700

New York (7.5%)
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.580%	12/1/2006 LOC	6,200	6,200
New York City NY GO VRDO	3.580%	12/1/2006 (1)	9,900	9,900
New York City NY GO VRDO	3.600%	12/1/2006 LOC	8,400	8,400
New York City NY GO VRDO	3.620%	12/1/2006 LOC	12,000	12,000
New York City NY Muni. Water Finance Auth. Water & Sewer
System Rev. VRDO	3.550%	12/1/2006 (3)	8,500	8,500
New York City NY Transitional Finance Auth. Rev. VRDO	3.620%	12/1/2006	13,700	13,700
New York City NY Transitional Finance Auth. Rev. VRDO	3.620%	12/1/2006	11,500	11,500
New York City NY Transitional Finance Auth. Rev. VRDO	3.720%	12/1/2006	13,000	13,000

				83,200

Ohio (5.9%)
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.480%	12/7/2006	10,300	10,300
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	3.450%	12/7/2006 (2)	600	600
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	3.490%	12/7/2006 (3)	2,610	2,610
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.500%	12/7/2006	10,815	10,815
Ohio Common Schools GO VRDO	3.500%	12/7/2006	13,000	13,000
Ohio GO VRDO	3.480%	12/7/2006	3,350	3,350
1 Ohio Higher Educ. GO TOB VRDO	3.520%	12/7/2006	4,875	4,875
Ohio State Univ. General Receipts Rev. VRDO	3.630%	12/7/2006	5,200	5,200
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.500%	12/7/2006 LOC	12,000	12,000
Univ. of Toledo OH General Receipts VRDO	3.650%	12/1/2006 (3)	3,400	3,400

				66,150

Pennsylvania (9.6%)
Beaver County PA IDA PCR (First Energy) VRDO	3.650%	12/1/2006 LOC	18,000	18,000
Delaware County PA Auth. Rev. (White Horse Village Project) VRDO	3.650%	12/1/2006 LOC	21,300	21,300
Lehigh County PA General Purpose Hosp. Auth. Rev. (St. Luke's
Hosp.) VRDO	3.600%	12/1/2006 LOC	12,445	12,445
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon
Univ.) VRDO	3.630%	12/1/2006	2,100	2,100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon
Univ.) VRDO	3.630%	12/1/2006	9,500	9,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp.
of Philadelphia) VRDO	3.630%	12/1/2006	22,240	22,240
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp.
of Philadelphia) VRDO	3.630%	12/1/2006	1,500	1,500
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	20,000	20,080

				107,165

Rhode Island (2.2%)
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.) VRDO	3.470%	12/7/2006	25,000	25,000

South Carolina (1.1%)
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.520%	12/7/2006 (2)	9,070	9,070
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.520%	12/7/2006 (1)	3,300	3,300
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.520%	12/7/2006 (2)	395	395

				12,765

Tennessee (13.2%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement
Bonds) VRDO	3.640%	12/1/2006	7,500	7,500
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.650%	12/1/2006 LOC	28,000	28,000
Clarksville TN Public Building Auth. Rev. VRDO	3.650%	12/1/2006 LOC	10,475	10,475
Knox County TN Ind. Dev. Board (Cherokee Health System
Project) VRDO	3.500%	12/7/2006 LOC	13,500	13,500
1 Knoxville TN Waste Water System Rev. TOB VRDO	3.520%	12/7/2006 (1)	5,495	5,495
Metro. Govt. of Nashville & Davidson County TN CP	3.580%	1/11/2007	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ.
Fac. (Vanderbilt Univ.) VRDO	3.480%	12/7/2006	20,990	20,990
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	3.650%	12/1/2006 LOC	5,400	5,400
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	3.650%	12/1/2006 LOC	35,175	35,175
Sevier County TN Public Building Auth. (Local Govt. Public
Improvement Bonds) VRDO	3.500%	12/7/2006 (2)	10,000	10,000

				146,535

Texas (12.6%)
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.650%	12/1/2006	24,600	24,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal
Hosp.) VRDO	3.650%	12/1/2006	39,580	39,580
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian
Assn. of Greater Houston) VRDO	3.650%	12/1/2006 LOC	1,965	1,965
1 Houston TX Util. System Rev. TOB VRDO	3.520%	12/7/2006 (4)	400	400
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.450%	12/7/2006	20,000	20,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.500%	12/7/2006	13,000	13,000
1 Texas GO TOB VRDO	3.520%	12/7/2006	6,805	6,805
Texas TRAN	4.500%	8/31/2007	20,000	20,136
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.500%	12/7/2006 (10)	13,900	13,900

				140,386

Utah (1.0%)
1 Utah GO TOB VRDO	3.520%	12/7/2006	11,295	11,295

Virginia (3.4%)
Rector & Visitors of the Univ. of Virginia CP	3.510%	12/1/2006	15,000	15,000
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.600%	12/1/2006 (4)	2,450	2,450
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.650%	12/1/2006 (4)	2,900	2,900
Virginia College Building Auth. Educ. Fac. Rev.
(Univ. Richmond Project) VRDO	3.630%	12/1/2006	16,900	16,900

				37,250

Washington (2.0%)
1 King County WA Sewer Rev. TOB VRDO	3.520%	12/7/2006 (4)	3,810	3,810
1 Washington GO TOB VRDO	3.520%	12/7/2006	500	500
1 Washington GO TOB VRDO	3.520%	12/7/2006 (2)(4)	17,500	17,500

				21,810

Wisconsin (1.4%)
Wisconsin GO CP	3.660%	12/5/2006	15,000	15,000

Total Municipal Bonds
(Cost $1,124,813)				1,124,813

Other Assets and Liabilities—Net (-1.1%)				(12,512)

Net Assets (100%)				1,112,301

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30,2006, the aggregate value of these securities was $241,975,000, representing 21.8% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.